Pioneer Variable Contracts Trust
Pioneer Select Mid Cap Growth

VCT Portfolio
Class I Shares
Schedule of Investments  |  March 31, 2022

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.3%
	Common Stocks — 99.3% of Net Assets
	Air Freight & Logistics — 0.4%
4,686	CH Robinson Worldwide, Inc.	$ 504,729
	Total Air Freight & Logistics	$504,729
	Banks — 1.0%
6,020(a)	Metropolitan Bank Holding Corp.	$ 612,655
2,101	Signature Bank/New York NY	616,623
	Total Banks	$1,229,278
	Beverages — 0.4%
8,262(a)	Celsius Holdings, Inc.	$ 455,897
	Total Beverages	$455,897
	Biotechnology — 2.7%
8,489(a)	Alnylam Pharmaceuticals, Inc.	$ 1,386,169
16,594(a)	Fate Therapeutics, Inc.	643,349
21,182(a)	Natera, Inc.	861,684
14,939(a)	Replimune Group, Inc.	253,664
	Total Biotechnology	$3,144,866
	Building Products — 1.5%
23,540	Johnson Controls International Plc	$ 1,543,518
2,907(a)	Trex Co., Inc.	189,914
	Total Building Products	$1,733,432
	Capital Markets — 3.6%
997	MarketAxess Holdings, Inc.	$ 339,180
5,033	MSCI, Inc.	2,530,995
16,130	Tradeweb Markets, Inc., Class A	1,417,343
	Total Capital Markets	$4,287,518
	Chemicals — 1.1%
25,685	Element Solutions, Inc.	$ 562,501
8,335	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	713,476
	Total Chemicals	$1,275,977
	Commercial Services & Supplies — 0.2%
1,713(a)	Copart, Inc.	$ 214,930
	Total Commercial Services & Supplies	$214,930
	Communications Equipment — 1.4%
6,685	Motorola Solutions, Inc.	$ 1,619,107
	Total Communications Equipment	$1,619,107
	Consumer Finance — 0.1%
1,434(a)	Upstart Holdings, Inc.	$ 156,435
	Total Consumer Finance	$156,435
	Containers & Packaging — 0.3%
2,395	Crown Holdings, Inc.	$ 299,591
	Total Containers & Packaging	$299,591
	Distributors — 0.9%
2,581	Pool Corp.	$ 1,091,376
	Total Distributors	$1,091,376

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Diversified Consumer Services — 0.5%
8,840	Service Corp. International	$ 581,849
	Total Diversified Consumer Services	$581,849
	Electrical Equipment — 4.1%
9,659(a)	Generac Holdings, Inc.	$ 2,871,234
4,117(a)	Plug Power, Inc.	117,787
2,010	Regal Rexnord Corp.	299,048
2,483	Rockwell Automation, Inc.	695,315
26,202(a)	Sunrun, Inc.	795,755
	Total Electrical Equipment	$4,779,139
	Electronic Equipment, Instruments & Components — 4.1%
28,077	Amphenol Corp., Class A	$ 2,115,602
5,860	CDW Corp.	1,048,295
59,076(a)	Flex, Ltd.	1,095,860
14,694	National Instruments Corp.	596,430
	Total Electronic Equipment, Instruments & Components	$4,856,187
	Energy Equipment & Services — 1.1%
22,855	Cactus, Inc., Class A	$ 1,296,793
	Total Energy Equipment & Services	$1,296,793
	Entertainment — 1.6%
8,635(a)	Live Nation Entertainment, Inc.	$ 1,015,821
5,497(a)	Spotify Technology S.A.	830,157
	Total Entertainment	$1,845,978
	Equity Real Estate Investment Trusts (REITs) — 0.4%
31,079	Macerich Co.	$ 486,076
	Total Equity Real Estate Investment Trusts (REITs)	$486,076
	Food & Staples Retailing — 0.9%
16,520(a)	BJ's Wholesale Club Holdings, Inc.	$ 1,116,917
	Total Food & Staples Retailing	$1,116,917
	Food Products — 1.7%
5,822	Bunge, Ltd.	$ 645,136
3,758	Hershey Co.	814,095
25,063(a)	Nomad Foods, Ltd.	565,923
	Total Food Products	$2,025,154
	Health Care Equipment & Supplies — 6.8%
3,383(a)	Dexcom, Inc.	$ 1,730,743
1,433(a)	IDEXX Laboratories, Inc.	783,937
5,410(a)	Insulet Corp.	1,441,170
3,797(a)	Penumbra, Inc.	843,427
8,029	ResMed, Inc.	1,947,113
2,316(a)	Shockwave Medical, Inc.	480,246
2,316	Teleflex, Inc.	821,786
	Total Health Care Equipment & Supplies	$8,048,422
	Health Care Providers & Services — 2.3%
5,051(a)	Amedisys, Inc.	$ 870,237
5,676(a)	Molina Healthcare, Inc.	1,893,457
	Total Health Care Providers & Services	$2,763,694

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Health Care Technology — 1.2%
6,518(a)	Veeva Systems, Inc., Class A	$ 1,384,814
	Total Health Care Technology	$1,384,814
	Hotels, Restaurants & Leisure — 5.3%
29,075(a)	Brinker International, Inc.	$ 1,109,502
1,131(a)	Chipotle Mexican Grill, Inc.	1,789,276
6,182(a)	Expedia Group, Inc.	1,209,632
5,056	Papa John's International, Inc.	532,296
6,159(a)	Planet Fitness, Inc., Class A	520,312
29,652	Wendy's Co.	651,454
5,463	Wyndham Hotels & Resorts, Inc.	462,662
	Total Hotels, Restaurants & Leisure	$6,275,134
	Household Durables — 0.5%
3,144(a)	TopBuild Corp.	$ 570,290
	Total Household Durables	$570,290
	Insurance — 0.4%
2,393	Arthur J Gallagher & Co.	$ 417,818
	Total Insurance	$417,818
	Interactive Media & Services — 1.5%
6,108(a)	IAC/InterActive Corp.	$ 612,510
10,768(a)	Match Group, Inc.	1,170,913
	Total Interactive Media & Services	$1,783,423
	IT Services — 4.3%
2,272(a)	Block, Inc.	$ 308,083
9,773(a)	Cloudflare, Inc., Class A	1,169,828
1,762(a)	EPAM Systems, Inc.	522,627
23,613	Genpact, Ltd.	1,027,402
2,971(a)	MongoDB, Inc.	1,317,906
4,389(a)	Twilio, Inc., Class A	723,351
	Total IT Services	$5,069,197
	Life Sciences Tools & Services — 3.6%
4,866(a)	10X Genomics, Inc., Class A	$ 370,157
13,340	Agilent Technologies, Inc.	1,765,282
14,340	Bruker Corp.	922,062
3,976(a)	Charles River Laboratories International Inc	1,129,065
383(a)	Pacific Biosciences of California, Inc.	3,485
	Total Life Sciences Tools & Services	$4,190,051
	Machinery — 1.8%
5,762(a)	Middleby Corp.	$ 944,623
7,251	Oshkosh Corp.	729,813
11,575	Shyft Group, Inc.	417,973
	Total Machinery	$2,092,409
	Marine — 0.8%
13,823(a)	Kirby Corp.	$ 997,882
	Total Marine	$997,882

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Media — 0.5%
3,236	Nexstar Media Group, Inc., Class A	$ 609,921
	Total Media	$609,921
	Metals & Mining — 0.9%
21,301	Freeport-McMoRan, Inc.	$ 1,059,512
	Total Metals & Mining	$1,059,512
	Multiline Retail — 1.0%
5,140	Dollar General Corp.	$ 1,144,318
	Total Multiline Retail	$1,144,318
	Oil, Gas & Consumable Fuels — 1.6%
15,249	APA Corp.	$ 630,241
22,689	Occidental Petroleum Corp.	1,287,374
	Total Oil, Gas & Consumable Fuels	$1,917,615
	Professional Services — 4.3%
142,920(a)	Clarivate Plc	$ 2,395,339
10,892	Thomson Reuters Corp.	1,185,594
6,973	Verisk Analytics, Inc.	1,496,615
	Total Professional Services	$5,077,548
	Real Estate Management & Development — 1.1%
14,267(a)	CBRE Group, Inc., Class A	$ 1,305,716
	Total Real Estate Management & Development	$1,305,716
	Road & Rail — 0.9%
9,695	TFI International, Inc.	$ 1,032,614
	Total Road & Rail	$1,032,614
	Semiconductors & Semiconductor Equipment — 6.6%
11,642(a)	Advanced Micro Devices, Inc.	$ 1,272,936
5,295(a)	Enphase Energy, Inc.	1,068,425
1,303	Lam Research Corp.	700,506
12,691	Marvell Technology, Inc.	910,072
17,343	Micron Technology, Inc.	1,350,846
8,189	MKS Instruments, Inc.	1,228,350
3,685(a)	SolarEdge Technologies, Inc.	1,187,933
	Total Semiconductors & Semiconductor Equipment	$7,719,068
	Software — 18.2%
3,684(a)	Atlassian Corp. Plc, Class A	$ 1,082,470
4,133(a)	Avalara, Inc.	411,275
4,448(a)	Bill.com Holdings, Inc.	1,008,762
8,054(a)	Crowdstrike Holdings, Inc., Class A	1,828,902
11,048(a)	Datadog, Inc., Class A	1,673,441
5,108(a)	Guidewire Software, Inc.	483,319
1,433(a)	HubSpot, Inc.	680,589
25,449	NortonLifeLock, Inc.	674,907
4,253(a)	Palo Alto Networks, Inc.	2,647,535
3,028(a)	Paycom Software, Inc.	1,048,839
2,032(a)	ServiceNow, Inc.	1,131,600
8,260(a)	Splunk, Inc.	1,227,519
13,815	SS&C Technologies Holdings, Inc.	1,036,401
8,563(a)	Synopsys, Inc.	2,853,791

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Software — (continued)
5,065(a)	Tenable Holdings, Inc.	$ 292,706
14,340(a)	Trade Desk, Inc., Class A	993,045
13,289(a)	Zendesk, Inc.	1,598,534
3,373(a)	Zscaler, Inc.	813,837
	Total Software	$21,487,472
	Specialty Retail — 3.8%
831(a)	AutoZone, Inc.	$ 1,699,046
4,891(a)	Burlington Stores, Inc.	890,993
9,012(a)	Floor & Decor Holdings, Inc., Class A	729,972
1,732(a)	Ulta Beauty, Inc.	689,717
8,477(a)	Victoria's Secret & Co.	435,379
	Total Specialty Retail	$4,445,107
	Textiles, Apparel & Luxury Goods — 2.2%
4,282(a)	Lululemon Athletica, Inc.	$ 1,563,915
26,461(a)	Skechers USA, Inc., Class A	1,078,550
	Total Textiles, Apparel & Luxury Goods	$2,642,465
	Trading Companies & Distributors — 1.7%
3,880	WW Grainger, Inc.	$ 2,001,265
	Total Trading Companies & Distributors	$2,001,265
	Total Common Stocks (Cost $84,930,003)	$117,036,984

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $84,930,003)	$117,036,984
	OTHER ASSETS AND LIABILITIES — 0.7%	$774,836
	net assets — 100.0%	$117,811,820

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$117,036,984	$—	$—	$117,036,984
Total Investments in Securities	$117,036,984	$—	$—	$117,036,984
During the period ended March 31, 2022, there were no transfers in or out of Level 3.